Document and Entity Information	Jun. 08, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001822250
Document Type	8-K/A
Document Period End Date	Jun. 08, 2021
Entity Registrant Name	ContextLogic Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39775
Entity Tax Identification Number	27-2930953
Entity Address, Address Line One	One Sansome Street 40th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	432-7323
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	WISH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is being filed to update the Current Report on Form 8-K of ContextLogic Inc. (the “Company”) filed on June 11, 2021. The sole purpose of this amendment is to provide the Company’s decision on the frequency of holding a stockholder advisory vote on the compensation of the Company’s named executive officers (the “Say-on-Pay Vote”), based on the results of the voting at the Company’s Annual Meeting of Stockholders held on June 8, 2021 (the “Annual Meeting”).